    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2008.

                                                             FILE NO. 333-136543

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 8                                /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 182                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on             pursuant to paragraph (b) of Rule 485
/X/    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on May 1, 2008 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-136543), as filed on April 7, 2008.

Supplements to the Prospectus, dated November 3, 2008 are included in Part A of this Post-Effective Amendment.

                                     PART A

             SUPPLEMENT DATED [NOVEMBER 3], 2008 TO YOU PROSPECTUS

The following Table of Contents is added under "Appendix G -- Exchange
Programs:"

    A. The Hartford's LIfetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Rider Conversion Program.

    B.  The Director

The following Exchange Program is added as a new section at the end of Appendix
G.

B. THE DIRECTOR

Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (collectively, "we" or "our") are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a then currently issued version of The Director (7-year contingent deferred sales charge). This offer may be commenced and withdrawn at any time from time-to-time without notice in our sole and absolute discretion. All initial capitalized terms shall have such meaning as provided in the applicable prospectus.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

- You must own one or more Eligible Contracts as of the exchange date (as defined below). Eligible Contracts are:

- Director Series VII              - Director Series VIII             - Director M
- Hartford Leaders Series I        - Hartford Leaders Series II       - Hartford Leaders Series III

- Please check your Contract to verify the version owned.The Owner(s) and Annuitant must be the same in all Eligible Contracts that will be surrendered.

- The Contract Value of all Eligible Contracts or the cumulative Contract Value of multiple eligible products surrendered must meet the Contract Value minimum requirements for the replacement Contract as of the exchange date.

- You must be a customer of a Financial Intermediary that is authorized to sell The Director variable annuity Contract and who is participating in this program.

-   You must not:

    - Be age 81 or older as of the exchange date (including any other Contract Owner(s) and the Annuitant).

    - Have any Premium Payments that are any longer subject to contingent deferred sales charges (CDSC).

    - Be a group or trust, that is: (a) any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code ("Code"); (b) annuity purchase plans adopted by public school systems or tax-exempt organizations according to Section 403(b) of the Code; (c) an employee pension plan established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and/or (d) a deferred compensation plan as defined in Section 457 of the Code.

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

                                  MORTALITY &                             ANNUAL
                                 EXPENSE RISK          ADMIN.          MAINTENANCE
          CONTRACT                 CHARGE(1)           CHARGES            FEE(2)
-------------------------------------------------------------------------------------
The Director                          0.80%              0.20%              $30
Director Series VII                   1.25%              0.00%              $30
Director Series VIII                  1.15%              0.00%              $30
Director M                            0.95%              0.20%              $30
Hartford Leaders Series I             1.25%              0.15%              $30
Hartford Leaders Series II            1.20%              0.15%              $30
Hartford Leaders Series III           1.15%              0.20%              $30


                                                     CONTINGENT DEFERRED SALES CHARGE YEAR
          CONTRACT              1          2          3          4          5          6          7          8+
-----------------------------  ---------------------------------------------------------------------------------
The Director                     8%         8%         8%         7%         6%         5%         4%         0%
Director Series VII              7%         6%         6%         5%         4%         3%         2%         0%
Director Series VIII             7%         7%         7%         6%         5%         4%         3%         0%
Director M                       7%         7%         7%         6%         5%         4%         3%         0%
Hartford Leaders Series I        7%         6%         6%         5%         4%         3%         2%         0%
Hartford Leaders Series II       7%         7%         7%         6%         5%         4%         3%         0%
Hartford Leaders Series III      7%         7%         7%         6%         5%         4%         3%         0%

(1) Premium taxes (0 - 3.5%), annual fund operating expenses, and optional benefit fees excluded.

(2) Annual Maintenance Fees are waived if the Contract Value is greater than or equal to $50,000 on any Contract Anniversary or upon Surrender.

- Optional Guaranteed Minimum Withdrawal Benefits.(3) For an additional fee, Eligible Contract Owners electing to exchange their Contract(s) will be entitled to elect any of the optional guaranteed minimum withdrawal benefits; including lifetime guaranteed minimum withdrawal benefits, as described in The Director prospectus.

- Funds Available. Eligible Contract Owners electing to exchange their Contract(s) will have access to the Funds offered in The Director prospectus. These may include some of the Funds currently offered under your existing Contract but also include a wide array of Funds managed by unaffiliated portfolio managers. Not all Funds currently offered in your existing Contract may be available in your replacement Contract. Annual fund operating expenses may be higher than those in your existing Contract. For more information, please refer to your prospectus.

- Standard Death Benefits.(4) Eligible Contract Owners electing to exchange their Contract(s) will automatically receive the standard Death Benefit. Differences between the standard Death Benefit offered under existing Contracts and the standard Death Benefit provided in The Director are highlighted below:

CONTRACT                          STANDARD DEATH BENEFIT(5)
---------------------------------------------------------------------------------------------------------------------------------
The Director(6)(7)                The higher of (A) Contract Value or (B) total Premium Payments adjusted for partial Surrenders.
Director Series VII               The higher of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders or
Hartford Leaders Series I         (C) Maximum Anniversary Value.(8)
Director Series VIII              PREMIUM PROTECTION DEATH BENEFIT.  THE higher of (A) Contract Value, or (B) total Premium
Hartford Leaders Series II        Payments adjusted for partial Surrenders.
                                  OR
                                  ASSET PROTECTION DEATH BENEFIT.  The higher of (A) Contract Value, (B) Contract Value + 25% of total Premium Payments(9) adjusted for partial Surrenders, or (C) Contract Value + 25% of
                                  Maximum Anniversary Value.(8)(9) Death Benefit cannot exceed the greatest of Contract Value, total Premium Payments adjusted for partial Surrenders, or your Maximum Anniversary Value.
Director M                        PREMIUM SECURITY DEATH BENEFIT.  The higher of (A) Contract Value, (B) total Premium Payments
Hartford Leaders Series III       adjusted for partial Surrenders, or (C) Contract Value + 25% of Maximum Anniversary
                                  Value,(8)(9) not to exceed the Maximum Anniversary Value.
                                  OR
                                  ASSET PROTECTION DEATH BENEFIT.  The higher of (A) Contract Value, or (B) Contract Value + 25%
                                  of total Premium Payments(9) adjusted for partial Surrenders, not to exceed total Premium
                                  Payments adjusted for partial Surrenders.

(3) Taxable distributions (and certain deemed distributions) are subject to ordinary income tax, and if made prior to age 59 1/2 may also be subject to a 10% federal income tax penalty.

(4)  Death Benefits may be subject to ordinary income tax.

(5) Partial Surrenders may be treated on a dollar for dollar or proportional basis, or combination, based on Series. Please refer to your Contract.

(6) The standard Death Bnefit is replaced by the Guaranteed Minimum Death Benefit upon election of optional lifetime withdrawal benefit riders.

(7) The standard Death Benefit is Contract Value if an ownership change or Spousal Contract continuation occurs and the age of the succeeding owner exceeds the limit of the standard Death Benefit.

(8) Maximum Anniversary Value is calculated for each Contract Anniversary prior to the decedent's death or the date of death, whichever is earlier.

(9)  Excludes Premium Payments received within 12 months of the date of death.

-   Other Differences. Some of the other differences include:

    - Death Benefit Aggregate Limit: For Contracts issued on or after 5/1/02, death benefits are limited to $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or Contract Value plus $1 million.

    - Miscellaneous. The Director Contracts may also differ from your existing Contract in terms of (a) access to a Fixed Accumulation Feature; (b) AIR rates used for the variable Annuity Payout (subject to state variations); and (c) certain benefits that are offered post-issue on the exchanged Contract may not be available post-issue on the replacement Contract.

III. HOW DOES THE EXCHANGE PROCESS WORK?

- THIS EXCHANGE WILL CONSTITUTE A FULL SURRENDER (REPLACEMENT) OF YOUR ELIGIBLE CONTRACT(S). YOU MAY SURRENDER MORE THAN ONE ELIGIBLE CONTRACT(S) AS PART OF THIS PROGRAM. PARTIAL SURRENDERS WILL NOT BE PERMITTED.

- The Contract Value of your Eligible Contract(s) as of the exchange date will be considered to be the initial Premium Payment for your replacement The Director Contract. This amount will be used to establish your benefits under your replacement The Director Contract. No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange your Eligible Contract(s) ("exchange date") will be the date we use to set your benefits under your replacement The Director Contract. We will use the exchange date for establishing your eligibility for this program and various age-sensitive optional riders under your replacement The Director Contract.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC applicable for any Premium Payments made on or as of the exchange date. Any subsequent Premium Payments made on or after the exchange date will be subject to the applicable CDSC schedule. YOUR REPLACEMENT THE DIRECTOR CONTRACT MAY HAVE A LONGER CDSC PERIOD THAN YOUR EXISTING CONTRACT.

- Certain optional guaranteed minimum withdrawal benefits may ONLY be elected at the exchange date.

- The Contract Owner(s) and Annuitant must be the same in your replacement The Director Contract as they are in your Eligible Contract(s).

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel your replacement The Director Contract for any reason within ten (10) days of receipt of your Contract in accordance with the cancellation privileges described in your replacement The Director prospectus.

- Any programs or enrollments on your exchanged Contract will be terminated upon exchange and will not automatically carry forward to the replacement Contract.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

- YOUR STANDARD AND OPTIONAL DEATH AND WITHDRAWAL BENEFITS UNDER YOUR ELIGIBLE CONTRACT(S) WILL NOT CARRY OVER TO YOUR REPLACEMENT THE DIRECTOR CONTRACT. This can result in a diminution in death and/or withdrawal benefits.

- IF YOU HAVE PREVIOUSLY ELECTED AN OPTIONAL BENEFIT SUCH AS THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED, YOUR BENEFIT AMOUNT WILL NOT CARRY OVER TO YOUR NEW CONTRACT.

- Surrendering a replacement The Director Contract soon after buying it may leave you in a worse financial position than if you never accepted this exchange offer.

- You should discuss the merits of this exchange with your Registered Representative to be sure that a replacement The Director Contract is suitable for you and your particular circumstances. You should discuss your particular circumstances and the tax consequences of this exchange with your tax advisor, as we make no representation regarding the tax consequences of an exchange.

- The information provided is a summary of certain pertinent information. You should read the replacement The Director prospectus and those of the underlying Funds before investing. These prospectuses contain other information including risks that you should carefully consider. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

- The foregoing discussion does not take into consideration state variations, if any. For more information regarding state variations affecting The Director, please refer to Section 8b of your prospectus.

- Except as disclosed above, we have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other Contract variations.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain Contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity Contract received in a tax-free exchange for another annuity Contract or life insurance Contract will be treated as a new Contract for this purpose.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6725

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Participation Agreement.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP., to be filed by amendments.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed February 8 , 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 033-73570, filed April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
Gregory J. Brennan                  Senior Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula A. Knake                      Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
Lyndon E. Oliver                    Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-119414 filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of June 30, 2008, there were 3,549 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena(1)                 Senior Vice President/Business Line Principal and Director
Diana Benken(1)                 Chief Financial Officer and Controller/FINOP
James Davey(1)                  Senior Vice President/Business Line Principal
Peter E. Delehanty(1)           Senior Vice President/IIP Marketing
John N. Giamalis(2)             Treasurer
Stephen T. Joyce(1)             Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)          Senior Vice President
Vernon Meyer(1)                 Senior Vice President
Brian D. Murphy(1)              Director
Mark A. Sides(3)                Chief Legal Officer and Secretary
Martin A. Swanson(1)            Vice President/Marketing
John C. Walters(1)              Chief Executive Officer, President and Director
William D. Wilcox(1)            Chief Legal Officer, AML Compliance Officer

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: One Hartford Plaza, Hartford, CT 06115

(3)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of August, 2008.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer,                    Attorney-in-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer,
  Executive Vice President, Director*                              *By:   /s/ Richard J. Wirth
                                                                          -------------------------
John C. Walters, Chief Executive Officer, President, Chairman of          Richard J. Wirth
 the Board, Director*                                                     Attorney-in-Fact
Lizabeth H. Zlatkus, Director*                                            Date: August 29, 2008
David M. Znamierowski, Executive Vice President & Chief
 Investment Officer, Director*

333-136543

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
     (99)  Copy of Power of Attorney